Stock Based Compensation - Summary of the Company's Exercisable Stock Options (Detail) - $ / shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Stock Based Compensation
Range of exercise prices, Lower Range Limit		$ 80.87
Range of exercise prices, Upper Range Limit	$ 0	$ 202.18
Number	0	153,898
Weighted average remaining contractual term (in years)		7 years 3 months 18 days
Weighted average exercise price	$ 0	$ 141.53